Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Loans Payable

Loan payable consists of the following at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022

Automobile loans (a)	$58,000	$69,000
Unsecured promissory note – related party (b)- past due	215,000	-
Unsecured promissory note and restricted shares (c)	1,162,000	-
Total notes payable	1,435,000	69,000
Less: debt discount	(695,000)	-
Total notes payable, less debt discount	740,000	69,000
Notes payable, current portion	(695,000)	(13,000)
Notes payable, net of current portion	$45,000	$56,000
Loans payable is comprised of the following:
	December 31, 2022	December 31, 2021
Loans payable	$69,000	$33,000
Less current portion	(13,000)	(8,000)
Noncurrent portion	$56,000	$25,000